Consolidated Statements of Cash Flows - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
		Jul. 01, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)					$ 508,384		$ 518,195		$ 474,089
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization					386,558		541,468		575,551
Amortization of deferred debt cost and other debt related amortization					14,628		10,622		8,557
Lease related amortization					0		2,031		4,979
Other non-cash compensation costs					6,160		3,840		7,305
Net (gain) loss on sale of leasing equipment					(22,221)		(12,369)		(58,615)
Deferred income taxes					9,400		(2,363)		8,024
Changes in operating assets and liabilities:
Accounts receivable, net					11,294		16,485		(19,459)
Deferred revenue					(64,991)		(74,263)		(74,237)
Accounts payable and other accrued expenses					9,671		(29,654)		25,056
Equipment sold (purchased) for resale activity					(30,425)		7,486		26,428
Cash received (paid) for settlement of interest rate swaps					(2,137)		0		0
Cash collections on finance lease receivables, net of income earned					145,414		122,202		172,717
Other assets					329		9,688		(187)
Net cash provided by (used in) operating activities					972,064		1,113,368		1,150,208
Cash flows from investing activities:
Purchases of leasing equipment and investments in finance leases					(286,384)		(929,449)		(208,242)
Payments To Acquire Assets In Connection With Acquisition	[1]				(743,882)		0		0
Proceeds from sale of equipment, net of selling costs					258,000		374,632		352,549
Other					(1,598)		(291)		(16)
Net cash (used in) investing activities					(773,864)		(555,108)		144,291
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount			$ 0	$ 0	144,264
Debt issuance costs					(10,242)		(19,239)		(3,008)
Borrowings under debt facilities					2,029,910		2,780,483		1,610,000
Payments under debt facilities and finance lease obligations					(2,042,078)		(2,641,360)		(2,227,139)
Dividends paid on preferred shares					(61,931)		(52,112)		(52,112)
Restricted cash balance transferred as part of equity distribution	[2]				(25,903)		0		0
Repayment Of Capital To Parent					(250,000)		(600,000)		(408,190)
Payment On Behalf Of Parent					(4,629)		(5,542)		0
Common stock dividends paid					0		0		(115,554)
Purchases of Treasury Shares					0		0		(129,776)
Other					0		0		(5,803)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation					(220,609)		(537,770)		(1,331,582)
Net increase (decrease) in cash, cash equivalents and restricted cash					(22,409)		20,490		(37,083)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance			$ 149,226	$ 186,309	169,716		149,226		186,309
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance					147,307		169,716		149,226
Supplemental disclosures:
Interest paid					248,467		249,754		234,945
Income taxes (refunded) paid					30,449		51,139		46,407
Right-of-use assets obtained in exchange for new operating lease liabilities					1,237		2,525		9,564
Supplemental non-cash investing and financing activities:
Equipment purchases payable					3,353		4,855		31,597
Equity distribution	[2]				517,388		0		0
Debt transferred in connection with acquisition		$ 284,900			$ 284,878	[1]	$ 0	[1]	$ 0	[1]

[1]	For additional information on the GCI acquisition, refer to Note 3 - "Acquisitions and Other Transactions".
[2]	For additional information on the TCF VIII Distribution, refer to Note 3 - "Acquisitions and Other Transactions".